Income Tax Expense - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Temporary difference related to investments in subsidiaries not recognized as deferred tax assets	₩ 18,489	₩ 14,350
Temporary differences not recognized as deferred income tax assets	₩ 751	₩ 895